Leases - (Tables )	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Summary of Future lease payments
Future lease payments at March 31, 2022 are as follows (in thousands):

Operating Leases
Remainder of 2022	$2,772
2023	905
2024	2,038
2025	$2,458
2026	2,477
2027	2,436
Thereafter	12,300

Total remaining lease payments	25,386
Less: Imputed interest	7,925
Less: expected tenant improvement allowance	6,472

Present value of lease liabilities	$10,989

Future lease payments at December 31, 2021 under ASC 840 were as follows (in thousands):

Operating Leases
2022	$3,437
2023	905
2024	2,038
2025	$2,458
2026	2,477
Thereafter	14,736

Total remaining lease payments	26,051